Information About the Plan's Funded Status and Pension Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Change in benefit obligation
Beginning of year	$ (3,926)	$ (3,968)
Service cost	(273)	(312)
Interest cost	(198)	(198)
Actuarial (loss) gain	(403)	23
Benefits paid	128	529
End of year	(4,672)	(3,926)
Change in fair value of plan assets
Beginning of year	4,625	4,458
Actual return on plan assets	702	382
Employer contribution	406	314
Benefits paid	(128)	(529)
End of year	5,605	4,625
Funded status at end of year	$ 933	$ 699